LOANS AND ACCOUNT RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - under IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2018
Loans And Account Receivable At Fair Value Through Other Comprehensive Income - Under Ifrs 9
Schedule of gross carrying amount

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as follows:

	Stage1	Stage2	Stage3	TOTAL
	Individual	Individual	Individual
Gross carrying amount at January 1, 2018	107,998	-	-	107,998
Transfers
Transfers to stage 2	(6,697)	6,697	-	-
Transfers to stage 3	-	-	-	-
Transfers to stage 3	-	-	-	-
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 1	-	-	-	-
Net changes on financial assets	(40,754)	(1,821)	-	(42,575)
Writte-off	-	-	-	-
Foreign Exchange adjustments	3,198	73	-	3,271
At 31 December 2018	63,745	4,949	-	68, 694

	Stage 1	Stage 2	Stage 3	TOTAL
	Individual	Individual	Individual
ECL allowance at January 1, 2018	97	-	-	97
Transfers
Transfers to stage 2	(17)	26	-	9
Transfers to stage 3	-	-	-	-
Transfers to stage 3	-	-	-	-
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 1	-	-	-	-
Net changes of the exposure and modifications in the credit risk	8	(8)	-	-
Writte-off	-	-	-	-
Foreign Exchange adjustments	-	-	-	-
At 31 December 2018	88	18	-	106